Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 10, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2025	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Federally insured limits						$ 500,000
Deferred revenue		$ 8,000		$ 8,000		36,000	$ 1,300,000		$ 0
Deferred revenue recognized						1,300,000	0
Customer refunds						0.000001	0
Other current liabilities		1,081,000		1,081,000		1,393,000	1,529,000
Advertising expenses		3,000	$ 49,000	$ 300,000	$ 200,000	300,000	1,400,000
Bid price per share (in Dollars per share)								$ 1
Stockholders' Equity, Reverse Stock Split	-for-10
Segment reporting description				The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance based upon consolidated financial information, which includes net loss and comprehensive loss as the reported measure of segment profit or loss.
Indicates title and position				Chief Executive Officer
Software development costs capitalized		1,166,000	3,404,000	$ 4,950,000	9,198,000	11,195,000	16,893,000
Amortization recognized		0	0	0	0
Accounts receivable
Contract assets
Deferred revenue rate				100.00%
Provision or benefit from income taxes			0
Software Development [Member]
Summary of Significant Accounting Policies [Line Items]
Software development costs capitalized
Other Current Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Other current liabilities		$ 11,000		$ 11,000		$ 100,000	$ 0		$ 0